Cover	Dec. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2024
Entity File Number	000-55098
Entity Registrant Name	SYNERGY CHC CORP.
Entity Central Index Key	0001562733
Entity Tax Identification Number	99-0379440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	865 Spring Street
Entity Address, City or Town	Westbrook
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04092
City Area Code	902
Local Phone Number	237-1220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SNYR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false